Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 2.7500%, 3/15/24	3,840,000	EUR	$4,271,063
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	338,592	GBP	539,207
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $4,923,856)			4,810,270
Bank Loans and Mezzanine Loans – 0.4%
Communications – 0.1%
McAfee LLC, ICE LIBOR USD 3 Month + 3.5000%, 3.5000%, 9/30/24‡	982,575	EUR	1,075,093
Consumer Non-Cyclical – 0.2%
Froneri International Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.9653%, 1/31/25‡	2,244,543	GBP	2,758,365
Software – 0%
SS&C European Holdings Sarl,
ICE LIBOR USD 3 Month + 2.2500%, 4.6500%, 4/16/25‡	$8,050		8,070
Technology – 0.1%
McAfee LLC, ICE LIBOR USD 1 Month + 3.7500%, 5.7935%, 9/30/24‡	2,137,453		2,141,343
SS&C Technologies Inc, ICE LIBOR USD 3 Month + 2.2500%, 4.6520%, 4/16/25‡	12,156		12,186
			2,153,529
Total Bank Loans and Mezzanine Loans (cost $6,398,146)			5,995,057
Corporate Bonds – 59.0%
Banking – 3.8%
Bank of America Corp, 3.3000%, 8/5/21	5,870,000	AUD	4,086,795
Bank of America Corp,
Canada Bankers Acceptances 3 Month + 1.2020%, 3.4070%, 9/20/25‡	2,500,000	CAD	1,951,498
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	4,600,000		4,864,500
Citibank, National Association, 3.7500%, 5/4/21	7,216,000	AUD	5,038,408
Credit Suisse AG/Sydney, 3.5000%, 4/29/20	4,830,000	AUD	3,298,175
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,846,632
HBOS Sterling Finance Jersey LP,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.4000%, 7.8810%‡,µ	909,000	GBP	1,704,138
JPMorgan Chase & Co, 4.5000%, 1/30/26	6,950,000	AUD	5,354,214
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,620,757
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	5,486,000		5,856,305
RBS Capital Trust II, ICE LIBOR USD 3 Month + 1.9425%, 6.4250%‡,µ	1,514,000		2,042,954
Royal Bank of Scotland Group PLC,
ICE LIBOR USD 3 Month + 2.5000%, 7.6480%‡,µ	971,000		1,339,980
Wells Fargo & Co, 3.0000%, 1/22/21	3,500,000		3,538,387
Wells Fargo & Co, 3.7000%, 7/27/26	6,000,000	AUD	4,438,636
Wells Fargo & Co, 4.0000%, 4/27/27	3,500,000	AUD	2,649,826
			51,631,205
Basic Industry – 1.2%
Air Liquide Finance SA, 0.6250%, 6/20/30	10,700,000	EUR	12,045,868
Argentum Netherlands BV for Givaudan SA, 2.0000%, 9/17/30	3,600,000	EUR	4,516,415
			16,562,283
Capital Goods – 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
6.0000%, 2/15/25 (144A)	860,000		899,216
Communications – 11.0%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,988,632
Arqiva Broadcast Finance PLC, 6.7500%, 9/30/23	1,600,000	GBP	2,097,078
AT&T Inc, 2.4500%, 6/30/20	3,500,000		3,508,294
CCO Holdings LLC / CCO Holdings Capital Corp, 5.1250%, 5/1/23 (144A)	1,300,000		1,332,162
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	418,000		442,035
CCO Holdings LLC / CCO Holdings Capital Corp, 5.3750%, 6/1/29 (144A)	4,268,000		4,545,420
Comcast Corp, 3.3750%, 8/15/25	2,342,000		2,476,659
Comcast Corp, 3.9500%, 10/15/25	4,088,000		4,451,007
Comcast Corp, 4.1500%, 10/15/28	5,708,000		6,404,505
Crown Castle International Corp, 3.4000%, 2/15/21	1,600,000		1,621,899
Crown Castle International Corp, 3.2000%, 9/1/24	2,276,000		2,345,537
Crown Castle International Corp, 3.6500%, 9/1/27	2,810,000		2,976,921
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		2,116,851
Crown Castle International Corp, 3.1000%, 11/15/29	5,601,000		5,653,217
Deutsche Telekom AG, 1.3750%, 7/5/34	7,300,000	EUR	8,268,539
Deutsche Telekom International Finance BV, 2.2250%, 1/17/20 (144A)	2,820,000		2,819,559
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,310,231
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	5,693,000		5,906,487
Entertainment One Ltd, 4.6250%, 7/15/26 (144A)	1,930,000	GBP	2,580,150
Lions Gate Capital Holdings LLC, 5.8750%, 11/1/24 (144A)	1,224,000		1,257,660
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,681,757

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Communications – (continued)
Orange SA, 2.0000%, 1/15/29	3,300,000	EUR	$4,093,719
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,491,510
RELX Finance BV, 1.5000%, 5/13/27	500,000	EUR	587,004
Sirius XM Radio Inc, 5.3750%, 4/15/25 (144A)	$2,315,000		2,398,919
Sky Ltd, 2.5000%, 9/15/26	1,015,000	EUR	1,274,037
T-Mobile USA Inc, 6.0000%, 3/1/23	2,100,000		2,139,249
T-Mobile USA Inc, 6.5000%, 1/15/26	2,320,000		2,494,441
T-Mobile USA Inc, 4.5000%, 2/1/26	596,000		613,463
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		976,385
TWDC Enterprises 18 Corp, 2.7580%, 10/7/24	7,402,000	CAD	5,727,260
TWDC Enterprises 18 Corp, 1.8500%, 7/30/26	6,474,000		6,387,597
Verizon Communications Inc, 3.5000%, 2/17/23	2,120,000	AUD	1,512,937
Verizon Communications Inc, 4.5000%, 8/17/27	9,140,000	AUD	7,121,690
Verizon Communications Inc, 4.0160%, 12/3/29	3,420,000		3,802,363
Verizon Communications Inc, 2.8750%, 1/15/38	10,150,000	EUR	13,696,748
Virgin Media Secured Finance PLC, 6.2500%, 3/28/29	2,746,800	GBP	3,587,686
Vodafone Group PLC, 3.2500%, 12/13/22	1,600,000	AUD	1,128,656
Walt Disney Co, 2.0000%, 9/1/29	8,408,000		8,187,877
			149,006,141
Consumer Cyclical – 9.4%
Amazon.com Inc, 3.1500%, 8/22/27	17,248,000		18,331,088
Booking Holdings Inc, 1.8000%, 3/3/27	6,010,000	EUR	7,237,963
Co-operative Group Holdings 2011 Ltd, 6.8750%, 7/8/20Ç	2,509,000	GBP	3,196,550
Co-operative Group Holdings 2011 Ltd, 7.5000%, 7/8/26Ç	2,800,000	GBP	3,882,978
Co-Operative Group Ltd, 5.1250%, 5/17/24	3,600,000	GBP	4,646,760
CPUK Finance Ltd, 4.2500%, 8/28/22	1,700,000	GBP	2,113,795
CPUK Finance Ltd, 4.2500%, 8/28/22 (144A)	700,000	GBP	870,386
CPUK Finance Ltd, 4.8750%, 8/28/25	1,000,000	GBP	1,257,585
CPUK Finance Ltd, 4.8750%, 8/28/25 (144A)	400,000	GBP	503,034
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,400,000		1,491,240
ISS Global A/S, 1.1250%, 1/7/21	1,500,000	EUR	1,653,998
Mastercard Inc, 2.1000%, 12/1/27	11,960,000	EUR	15,137,273
McDonald's Corp, 3.1250%, 3/4/25	10,380,000	CAD	8,095,334
McDonald's Corp, 3.4500%, 9/8/26	9,200,000	AUD	6,733,207
McDonald's Corp, 2.6250%, 6/11/29	3,900,000	EUR	5,026,529
McDonald's Corp, 1.6000%, 3/15/31	3,000,000	EUR	3,604,191
Service Corp International/US, 4.6250%, 12/15/27	6,882,000		7,157,280
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		2,131,087
Sodexo SA, 0.7500%, 4/14/27	380,000	EUR	433,745
Sodexo SA, 1.7500%, 6/26/28	1,100,000	GBP	1,408,277
Visa Inc, 3.1500%, 12/14/25	7,580,000		8,082,039
Visa Inc, 2.7500%, 9/15/27	11,990,000		12,572,423
Walmart Inc, 2.5500%, 4/8/26	4,000,000	EUR	5,049,922
Walmart Inc, 3.7000%, 6/26/28	6,620,000		7,343,556
			127,960,240
Consumer Non-Cyclical – 19.7%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	12,780,000	EUR	15,028,255
Anheuser-Busch InBev Finance Inc, 2.6000%, 5/15/24	9,000,000	CAD	6,825,311
Anheuser-Busch InBev SA/NV, 2.7500%, 3/17/36	3,706,000	EUR	5,087,890
Aramark Services Inc, 5.1250%, 1/15/24	681,000		703,133
Aramark Services Inc, 5.0000%, 4/1/25 (144A)	445,000		459,463
Aramark Services Inc, 4.7500%, 6/1/26	2,419,000		2,491,570
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	3,000,000		3,112,500
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	4,736,000		5,065,691
Becton Dickinson and Co, 3.7000%, 6/6/27	5,310,000		5,625,924
Boston Scientific Corp, 3.4500%, 3/1/24	5,730,000		5,978,437
Boston Scientific Corp, 4.0000%, 3/1/29	893,000		987,270
Catalent Pharma Solutions Inc, 4.8750%, 1/15/26 (144A)	2,739,000		2,817,746
Coca-Cola Co, 0.7500%, 3/9/23	2,000,000	EUR	2,238,095
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,649,326
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		5,224,439
Coca-Cola Co, 1.2500%, 3/8/31	6,820,000	EUR	8,132,493
Coca-Cola Co, 1.6250%, 3/9/35	1,610,000	EUR	2,031,976
Constellation Brands Inc, 4.7500%, 11/15/24	1,605,000		1,773,882
Constellation Brands Inc, 3.5000%, 5/9/27	4,000,000		4,184,519
Cott Holdings Inc, 5.5000%, 4/1/25 (144A)	1,336,000		1,386,140
Danone SA, 1.2080%, 11/3/28	1,300,000	EUR	1,550,066
DH Europe Finance II Sarl, 0.4500%, 3/18/28	4,580,000	EUR	4,998,449
DH Europe Finance II Sarl, 0.7500%, 9/18/31	4,140,000	EUR	4,525,630
Elanco Animal Health Inc, 4.9000%, 8/28/28	2,670,000		2,913,099
Estee Lauder Cos Inc, 3.1500%, 3/15/27	4,430,000		4,676,915
FBG Finance Pty Ltd, 3.2500%, 9/6/22	2,330,000	AUD	1,645,538
FBG Finance Pty Ltd, 3.7500%, 9/6/24	3,710,000	AUD	2,741,971
HCA Inc, 5.0000%, 3/15/24	67,000		73,168

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.2500%, 6/15/26	$2,390,000		$2,661,736
HCA Inc, 5.8750%, 2/1/29	737,000		824,519
HCA Inc, 4.1250%, 6/15/29	1,879,000		1,967,431
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,471,236
Heineken NV, 1.5000%, 10/3/29	3,800,000	EUR	4,550,144
Heineken NV, 2.0200%, 5/12/32	2,800,000	EUR	3,535,952
IQVIA Inc, 5.0000%, 5/15/27 (144A)	4,000,000		4,190,000
Johnson & Johnson, 2.4500%, 3/1/26	2,460,000		2,504,258
Johnson & Johnson, 2.9000%, 1/15/28	3,480,000		3,660,880
Johnson & Johnson, 1.1500%, 11/20/28	5,110,000	EUR	6,055,428
Kellogg Co, 1.2500%, 3/10/25	7,700,000	EUR	8,852,315
Lamb Weston Holdings Inc, 4.8750%, 11/1/26 (144A)	4,060,000		4,252,850
LVMH Moet Hennessy Louis Vuitton SE, 0.7500%, 5/26/24	5,000,000	EUR	5,647,145
Mars Inc, 2.7000%, 4/1/25 (144A)	3,703,000		3,800,059
Mars Inc, 3.2000%, 4/1/30 (144A)	10,045,000		10,629,496
Novartis Finance SA, 1.3750%, 8/14/30	4,480,000	EUR	5,367,251
Novartis Finance SA, 1.7000%, 8/14/38	2,330,000	EUR	2,995,015
PepsiCo Inc, 2.1500%, 5/6/24	7,800,000	CAD	5,882,944
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,765,120
PepsiCo Inc, 1.1250%, 3/18/31	2,000,000	EUR	2,350,776
PepsiCo Inc, 3.3750%, 7/29/49	4,090,000		4,365,890
Procter & Gamble Co, 1.2000%, 10/30/28	3,080,000	EUR	3,665,898
Procter & Gamble Co, 1.8750%, 10/30/38	5,730,000	EUR	7,718,340
Sysco Corp, 1.2500%, 6/23/23	4,200,000	EUR	4,762,002
Sysco Corp, 3.5500%, 3/15/25	3,088,000		3,276,734
Tesco PLC, 6.1250%, 2/24/22	1,550,000	GBP	2,114,518
Tesco PLC, 5.5000%, 1/13/33	3,691,000	GBP	5,833,973
Tesco PLC, 6.1500%, 11/15/37 (144A)	8,080,000		9,225,516
Thermo Fisher Scientific Inc, 1.5000%, 10/1/39	8,140,000	EUR	8,946,992
Unilever Capital Corp, 2.1250%, 9/6/29	8,000,000		7,853,552
Unilever PLC, 1.5000%, 7/22/26	3,700,000	GBP	4,645,315
Unilever PLC, 1.5000%, 6/11/39	8,000,000	EUR	9,708,195
Wm Morrison Supermarkets PLC, 3.5000%, 7/27/26	1,997,000	GBP	2,718,082
Zoetis Inc, 3.9000%, 8/20/28	730,000		798,952
			266,527,410
Government Sponsored – 1.9%
Deutsche Bahn Finance GMBH, 1.6250%, 8/16/33	5,990,000	EUR	7,551,552
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	10,000,000	AUD	7,538,529
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	10,474,882
			25,564,963
Industrial – 0.3%
Cintas Corp No 2, 2.9000%, 4/1/22	2,000,000		2,043,786
Cintas Corp No 2, 3.7000%, 4/1/27	2,000,000		2,181,226
			4,225,012
Insurance – 0.7%
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.9700%, 6.8750%‡,µ	1,300,000	GBP	1,606,083
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.6000%, 6.1250%‡,µ	1,414,000	GBP	1,801,661
Phoenix Group Holdings PLC, 4.1250%, 7/20/22	1,600,000	GBP	2,051,140
Phoenix Group Holdings PLC, 6.6250%, 12/18/25	2,412,000	GBP	3,336,303
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	1,012,158
			9,807,345
Non-Agency Commercial Mortgage-Backed Securities – 0.1%
Nationwide Building Society, 10.2500%‡,µ	850,000	GBP	1,635,278
Owned No Guarantee – 0.3%
TenneT Holding BV, 1.7500%, 6/4/27	3,000,000	EUR	3,655,410
Real Estate Investment Trusts (REITs) – 0.6%
Digital Realty Trust LP, 4.7500%, 10/1/25	1,900,000		2,090,325
Public Storage, 3.3850%, 5/1/29	6,240,000		6,693,909
			8,784,234
Supranational – 0.8%
European Investment Bank, 2.7000%, 1/12/23	10,000,000	AUD	7,083,498
European Investment Bank, 3.1000%, 8/17/26	4,520,000	AUD	3,388,969
			10,472,467
Technology – 9.1%
Adobe Inc, 3.2500%, 2/1/25	8,429,000		8,888,957
Alphabet Inc, 1.9980%, 8/15/26	21,696,000		21,718,002
Amadeus IT Group SA, 1.5000%, 9/18/26	6,100,000	EUR	7,239,190
Apple Inc, 2.6500%, 6/10/20	2,800,000	AUD	1,907,031
Apple Inc, 3.7000%, 8/28/22	15,060,000	AUD	10,835,369
Apple Inc, 1.3750%, 5/24/29	4,480,000	EUR	5,432,166
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	11,635,000		12,669,619

Shares or Principal Amounts			Value
Corporate Bonds – (continued)
Technology – (continued)
Equinix Inc, 5.3750%, 4/1/23	$2,200,000		$2,248,840
Equinix Inc, 2.8750%, 10/1/25	2,100,000	EUR	2,368,679
Equinix Inc, 2.8750%, 2/1/26	2,200,000	EUR	2,496,022
Fiserv Inc, 3.5000%, 7/1/29	3,010,000		3,167,495
Fiserv Inc, 1.6250%, 7/1/30	3,470,000	EUR	4,065,888
Intel Corp, 4.0000%, 12/1/22	7,500,000	AUD	5,445,128
Microsoft Corp, 3.3000%, 2/6/27	4,980,000		5,368,317
Microsoft Corp, 3.1250%, 12/6/28	8,000,000	EUR	11,053,147
Microsoft Corp, 3.4500%, 8/8/36	1,325,000		1,464,581
salesforce.com Inc, 3.7000%, 4/11/28	14,072,000		15,448,792
VMware Inc, 3.9000%, 8/21/27	1,135,000		1,167,553
			122,984,776
Total Corporate Bonds (cost $779,566,479)			799,715,980
Foreign Government Bonds – 24.6%
Australia Government Bond, 2.0000%, 12/21/21	11,000,000	AUD	7,625,709
Australia Government Bond, 2.7500%, 4/21/24	29,129,000	AUD	21,409,664
Australia Government Bond, 2.2500%, 5/21/28	8,000,000	AUD	5,960,090
Australia Government Bond, 2.7500%, 11/21/28	38,800,000	AUD	30,155,465
Australia Government Bond, 3.2500%, 4/21/29	27,000,000	AUD	21,926,440
Australia Government Bond, 3.7500%, 4/21/37	30,500,000	AUD	28,341,457
Bundesrepublik Deutschland Bundesanleihe, 1.2500%, 8/15/48	4,000,000	EUR	6,084,080
Canadian Government Bond, 0.5000%, 3/1/22	13,250,000	CAD	9,754,208
Canadian Government Bond, 1.7500%, 3/1/23	52,500,000	CAD	39,982,354
Sweden Government Bond, 0.7500%, 5/12/28	322,000,000	SEK	35,929,771
Sweden Government Bond, 3.5000%, 3/30/39	65,000,000	SEK	10,854,469
United Kingdom Gilt, 4.0000%, 3/7/22	40,000,000	GBP	53,597,161
United Kingdom Gilt, 1.6250%, 10/22/28	35,800,000	GBP	48,780,675
United Kingdom Gilt, 1.5000%, 7/22/47	9,600,000	GBP	13,307,141
Total Foreign Government Bonds (cost $328,705,803)			333,708,684
United States Treasury Notes/Bonds – 7.7%
2.0000%, 1/31/20	10,000,000		10,002,734
2.6250%, 8/31/20	35,000,000		35,244,727
2.7500%, 11/15/23	23,000,000		24,076,328
2.8750%, 5/15/28	31,500,000		34,578,633
Total United States Treasury Notes/Bonds (cost $102,139,428)			103,902,422
Investment Companies – 6.2%
Money Markets – 6.2%
Fidelity Investments Money Market Treasury Portfolio, 1.8200%ºº (cost $84,557,893)	84,557,893		84,557,893
Total Investments (total cost $1,306,291,605) – 98.3%			1,332,690,306
Cash, Receivables and Other Assets, net of Liabilities – 1.7%			23,118,776
Net Assets – 100%			$1,355,809,082

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$742,994,491	55.8%
United Kingdom	215,098,506	16.1
Australia	115,418,825	8.7
Canada	53,702,852	4.0
Sweden	46,784,240	3.5
Germany	46,047,372	3.5
France	36,352,087	2.7
Belgium	16,300,710	1.2
Switzerland	16,176,856	1.2
Netherlands	14,212,742	1.1
Supranational	10,472,467	0.8
Spain	7,239,190	0.5
Ireland	5,170,279	0.4
Bermuda	5,065,691	0.4
Denmark	1,653,998	0.1

Total	$1,332,690,306	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	10/30/19	(320,138,715)	$220,251,257	$3,974,926
Australian Dollar	10/30/19	816,286	(556,385)	(4,925)
British Pound	10/30/19	(145,444,720)	180,841,038	1,821,136
British Pound	10/30/19	1,986,548	(2,480,052)	(34,920)
Canadian Dollar	10/30/19	(98,381,314)	74,566,537	260,409
Euro	10/30/19	(259,881,003)	289,072,590	5,158,238
Euro	10/30/19	12,437,497	(13,813,090)	(225,396)
Swedish Krona	10/30/19	(436,530,794)	45,577,266	1,122,851

				12,072,319
Citigroup Global Markets Inc:
Australian Dollar	10/24/19	(11,018,410)	7,500,000	58,106
JPMorgan Chase Bank, National Association:
Australian Dollar	10/24/19	(22,400,000)	15,195,739	66,657
Japanese Yen	10/24/19	2,521,187,370	(23,842,674)	(481,011)

				(414,354)
Total				$11,716,071

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year Australian Bond	324	12/16/19	$32,215,756	$231,378	$(160,565)
Long Gilt	662	12/27/19	109,244,201	520,402	317,381
Total				$751,780	$156,816

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Barclays Capital, Inc.:

Renault SA, Fixed Rate 1.00%, Paid quarterly	12/20/21	3,000,000	EUR	$10,704	$(61,397)	$(50,693)

Citigroup Global Markets:

Arrow Electronics Inc, Fixed Rate 1.00%, Paid quarterly	12/20/23	8,100,000	USD	(7,354)	(123,330)	(130,684)
Avnet Inc, Fixed Rate 1.00%, Paid quarterly	12/20/23	4,050,000	USD	-	(60,380)	(60,380)
Commonwealth Bank of Australia, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(28,624)	(36,367)	(64,991)
Commonwealth Bank of Australia, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(25,915)	(39,076)	(64,991)
National Austrailia Bank, Fixed Rate 1.00%, Paid quarterly	6/20/23	4,410,000	USD	(53,845)	(68,161)	(122,006)
Westpac Banking Corp, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(26,923)	(33,962)	(60,885)
Westpac Banking Corp, Fixed Rate 1.00%, Paid quarterly	6/20/23	2,205,000	USD	(29,127)	(31,758)	(60,885)
				(171,788)	(393,034)	(564,822)

JPMorgan Chase & Co.:

Host Hotels & Resorts LP, Fixed Rate 1.00%, Paid quarterly	12/20/20	1,250,000	USD	20,186	(34,495)	(14,309)
Host Hotels & Resorts LP, Fixed Rate 1.00%, Paid quarterly	12/20/20	1,250,000	USD	20,186	(34,495)	(14,309)
				40,372	(68,990)	(28,618)
Total				$(120,712)	$(523,421)	$(644,133)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Credit default swaps, buy protection	$ (607,561)
Forward foreign currency exchange contracts, purchased	36,665,705
Forward foreign currency exchange contracts, sold	789,036,463
Futures contracts, purchased	239,995,726

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $90,982,889, which represents 6.7% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$4,810,270	$-
Bank Loans and Mezzanine Loans	-	5,995,057	-

Corporate Bonds	-	799,715,980	-
Foreign Government Bonds	-	333,708,684	-
United States Treasury Notes/Bonds	-	103,902,422	-
Investment Companies	84,557,893	-	-
Total Investments in Securities	$84,557,893	$1,248,132,413	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	12,462,323	-
Variation Margin Receivable	317,381	-	-
Total Assets	$84,875,274	$1,260,594,736	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$746,252	$-
Outstanding Swap Contracts, at Value	-	644,133	-
Variation Margin Payable	160,565	-	-
Total Liabilities	$160,565	$1,390,385	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.